Subsequent events (Details Narrative)								1 Months Ended	6 Months Ended		12 Months Ended
	Sep. 23, 2025 USD ($) $ / shares shares	Sep. 11, 2025	Sep. 10, 2025 USD ($) $ / shares shares	Jul. 15, 2025 USD ($) $ / shares	May 02, 2025 USD ($) shares	Mar. 03, 2025 USD ($) shares	Apr. 19, 2024 $ / shares shares	Feb. 29, 2024 $ / shares shares	Jan. 31, 2024 USD ($) $ / shares shares	Jan. 31, 2024 SGD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2023 USD ($)	Sep. 22, 2025 $ / shares	Feb. 04, 2025 $ / shares	Feb. 03, 2025 $ / shares	Feb. 19, 2024 $ / shares
Subsequent Event [Line Items]
Maintenance cost											$ 20,000
Shares issued value											984,059	$ 862,043
Share capital remains, amount											$ 50,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Gross sales percentage				3.00%
Reverse stock split		1-for-5
Share capital remains, amount	$ 50,000
Subsequent Event [Member] | Sales Agreement [Member]
Subsequent Event [Line Items]
Maintenance cost				$ 40,000
Class A Ordinary Shares [Member]
Subsequent Event [Line Items]
Nominal par value | $ / shares							$ 0.00016	$ 0.00016	$ 0.00016					$ 0.000032	$ 0.000004	$ 0.001
Issuance of ordinary shares in relation to the SEPA (Note 10), shares | shares						7,742	3,855	131,800	24,900	24,900	156,128
Shares issued value						$ 10,000,000			$ 1,724,073	$ 2,344,843
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Nominal par value | $ / shares				$ 0.000032
Aggregate offering price				$ 300,000,000
Common Stock [Member] | Security Purchase Agreement [Member]
Subsequent Event [Line Items]
Issuance of ordinary shares in relation to the SEPA (Note 10), shares | shares					22,485
Shares issued value					$ 200,000
Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Nominal par value | $ / shares	$ 0.00016												$ 0.000032
Shares issued | shares	312,500,000
Common Stock [Member] | Subsequent Event [Member] | Security Purchase Agreement [Member]
Subsequent Event [Line Items]
Nominal par value | $ / shares			$ 9.00
Issuance of ordinary shares in relation to the SEPA (Note 10), shares | shares			100,000
Shares issued value			$ 900,000